Commitments and contingencies - Contractual commitments (Details) - Co-operation agreement ¥ in Thousands, $ in Thousands	1 Months Ended					47 Months Ended	135 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Oct. 31, 2013 USD ($)	Oct. 31, 2013 CNY (¥)	Nov. 30, 2009	Sep. 30, 2013 CNY (¥)	Aug. 31, 2017 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)
Contractual commitments
Total future minimum payment								$ 6,127	¥ 41,117
Peking University People's Hospital
Contractual commitments
Annual advisory fee	$ 447	¥ 3,000					¥ 2,600
Annual advisory fee, time period	4 years	4 years
Guangdong Women and Children's Hospital and Health Institute
Contractual commitments
Annual advisory fee			$ 477	¥ 3,200		¥ 2,000
Annual advisory fee, time period					20 years